Additional Financial Information of Parent Company - Financial Statements Schedule I - Condensed Balance Sheets - (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Oct. 26, 2023	Oct. 25, 2023	Dec. 31, 2022
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.0005	$ 0.00005
Ordinary shares, shares authorized	1,000,000,000			1,000,000,000
Ordinary shares, shares issued	328,034,660			319,455,750
Ordinary shares, shares outstanding	326,307,330			313,019,320
Parent company
Additional Financial Information of Parent Company - Financial Statements Schedule I
Ordinary shares, par value	$ 0.00005			$ 0.00005
Ordinary shares, shares authorized	1,000,000,000			1,000,000,000
Ordinary shares, shares issued	328,034,660			319,455,750
Ordinary shares, shares outstanding	326,307,330			313,019,320